UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-23883

The 2023 ETF Series Trust

234 West Florida Street, Suite 203, Milwaukee, WI 53204

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: 1-262-267-4589

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Pacific NoS Global EM Equity Active ETF

GEME | Nasdaq

Semi-Annual Shareholder Report — June 30, 2025

This Semi-annual shareholder report contains important information about the Pacific NoS Global EM Equity Active ETF (the "Fund") for the period of January 23, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.pacificam.co.uk/geme-etf/. You can also request this information by contacting us at 844-745-5220.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pacific NoS Global EM Equity Active ETF	$34	0.75%

(a) Annualized.

Fund Statistics

Net Assets	$45,642,011
Number of Portfolio Holdings	50
Investment Advisory Fees	$96,953
Portfolio Turnover Rate	40%

What did the Fund invest in?

as of (6/30/2025)

Sector Allocation

Percentage of Total Investments
Financials...
25.5%
Information Technology...
22.4%
Consumer Discretionary...
17.4%
Industrials...
13.3%
Communication Services...
8.7%
Energy...
7.0%
Real Estate...
2.9%
Consumer Staples...
1.5%
Materials...
1.3%

Ten Largest Holdings

Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co., Ltd...
7.5%
Alibaba Group Holding, Ltd. - ADR...
5.4%
MediaTek, Inc...
5.0%
Samsung Electronics Co., Ltd...
4.1%
JD.com, Inc. - ADR...
3.3%
Eurobank Ergasias Services and Holdings SA...
3.1%
Emaar Properties PJSC...
2.9%
SK Square Co., Ltd...
2.9%
Full Truck Alliance Co., Ltd. - ADR...
2.8%
Samsung Fire & Marine Insurance Co., Ltd...
2.8%

Country Diversification

Percentage of Total Investments
China...
26.0%
Korea, Republic of...
19.1%
Taiwan...
18.3%
United Arab Emirates...
8.9%
Brazil...
6.4%
South Africa...
5.7%
Greece...
4.4%
Poland...
2.4%
Indonesia...
2.0%
Argentina...
1.6%
Mexico...
1.5%
Canada...
1.3%
Saudi Arabia...
1.2%
Malaysia...
1.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Pacific NoS Global EM Equity Active ETF

Semi-Annual Shareholder Report — June 30, 2025

 (b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
The 2023 ETF Series Trust
Semi-Annual Financial Statements and
Other Information (Unaudited)
Pacific NoS Global EM Equity Active ETF (GEME)

Pacific NoS Global EM Equity Active ETF
Table of Contents
Schedule of Investments 2
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Approval of Advisory and Sub-Advisory Agreements 17

Pacific NoS Global EM Equity Active ETF
Schedule of Investments
June 30, 2025 (Unaudited)

See notes to financial statements.
Shares Value
Common Stocks - 96.8%
Argentina - 1.5%
a
YPF SA - ADR
(a)
..................................................................................... 22,154 $ 696,743
Brazil - 6.2%
a
Banco do Brasil SA ................................................................................... 178,760 723,510
Embraer SA - ADR ................................................................................... 2,400 136,584
PRIO SA
(a)
......................................................................................... 109,145 847,907
Telefonica Brasil SA .................................................................................. 195,400 1,105,913
a
2,813,914
Canada - 1.3%
a
Pan American Silver Corp. .............................................................................. 21,000 596,400
China - 25.1%
a
Alibaba Group Holding, Ltd. - ADR ....................................................................... 21,027 2,384,672
Baidu, Inc. - ADR
(a)
................................................................................... 8,323 713,781
China Construction Bank Corp. - Class H ................................................................... 792,000 799,062
Contemporary Amperex Technology Co., Ltd. - Class A ......................................................... 16,400 577,267
Full Truck Alliance Co., Ltd. - ADR ....................................................................... 106,220 1,254,458
Haidilao International Holding, Ltd.
(b)
...................................................................... 448,000 850,344
JD.com, Inc. - ADR ................................................................................... 44,019 1,436,780
Kuaishou Technology - Class W
(a),(b)
....................................................................... 68,600 553,169
PICC Property & Casualty Co., Ltd. - Class H ................................................................ 284,000 549,911
Sinotruk Hong Kong, Ltd. .............................................................................. 281,000 819,733
Tongcheng Travel Holdings, Ltd. ......................................................................... 170,400 425,023
Vipshop Holdings, Ltd. - ADR ........................................................................... 36,123 543,651
Yutong Bus Co., Ltd. - Class A ........................................................................... 155,800 540,533
a
11,448,384
Greece - 4.4%
a
Eurobank Ergasias Services and Holdings SA ................................................................ 394,110 1,349,014
National Bank of Greece SA ............................................................................ 48,576 617,535
a
1,966,549
Indonesia - 2.0%
a
Bank Mandiri Persero TBK PT .......................................................................... 3,009,929 904,740
Korea, Republic of - 18.4%
a
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. ....................................................... 2,055 557,298
Hyundai Glovis Co., Ltd. ............................................................................... 7,129 712,055
Kia Corp. .......................................................................................... 15,313 1,099,459
KT Corp. - ADR ..................................................................................... 46,793 972,358
Samsung Electronics Co., Ltd. ........................................................................... 40,739 1,805,122
Samsung Fire & Marine Insurance Co., Ltd. ................................................................. 3,794 1,220,062
SK Square Co., Ltd.
(a)
................................................................................. 9,509 1,289,380
Woori Financial Group, Inc. ............................................................................. 46,787 778,281
a
8,434,015
Malaysia - 1.1%
a
Malayan Banking BHD ................................................................................ 224,900 518,117
Mexico - 1.4%
a
Wal-Mart de Mexico SAB de CV ......................................................................... 197,300 649,068

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
June 30, 2025 (Unaudited)
Shares Value
Common Stocks - 96.8% (continued)
Poland - 2.4%
a
Powszechny Zaklad Ubezpieczen SA ...................................................................... 61,966 $ 1,080,279
Saudi Arabia - 1.2%
a
Saudi Awwal Bank ................................................................................... 61,445 552,112
South Africa - 5.5%
a
Absa Group, Ltd. .................................................................................... 107,547 1,065,106
Naspers, Ltd. - Class N ................................................................................ 3,105 963,650
Vodacom Group, Ltd. ................................................................................. 62,601 481,540
a
2,510,296
Taiwan - 17.8%
a
ASE Technology Holding Co., Ltd. ....................................................................... 175,893 888,135
Lotes Co., Ltd. ...................................................................................... 13,397 619,127
MediaTek, Inc. ...................................................................................... 51,748 2,214,330
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 90,781 3,294,121
United Microelectronics Corp. ........................................................................... 719,015 1,087,925
a
8,103,638
United Arab Emirates - 8.5%
a
ADNOC Drilling Co. PJSC ............................................................................. 551,168 855,373
Adnoc Gas PLC ..................................................................................... 748,912 697,355
Dubai Islamic Bank PJSC .............................................................................. 433,074 1,069,464
Emaar Properties PJSC ................................................................................ 350,358 1,297,322
a
3,919,514
a
Total Common Stocks (Cost $41,193,608) 44,193,769
Total Investments - 96.8% (Cost $41,193,608) 44,193,769
Other Assets in Excess of Liabilities - 3.2% 1,448,242
Net Assets - 100% $ 45,642,011
(a) Non-income producing
(b) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the
Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of June 30, 2025, the aggregate value of these securities was $1,403,513 which represented 3.1% of the net assets of the Fund.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Special Assessment

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
June 30, 2025 (Unaudited)
Forward Currency Contracts
At June 30, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
U.S. Dollar 4,000,000 Taiwanese Dollar 127,520,000 Citigroup 3/6/26 $ (448,720)
U.S. Dollar 1,900,000 Taiwanese Dollar 59,375,000 Citigroup 4/21/26 $ (178,126)
Taiwanese Dollar 25,560,000 U.S. Dollar 900,000 Citigroup 5/5/26 $ (4,516)
$ (631,362)
U.S. Dollar 400,000 Taiwanese Dollar 10,760,000 Citigroup 5/5/26 $ 23,028
Total Net Forward Currency Contracts $ (608,334)
Summary of Investment Type
Sector
Percentage of
Net Assets
Financials ...................................................................................................... 24.6%
Information Technology ............................................................................................ 21.8%
Consumer Discretionary ............................................................................................ 16.8%
Industrials ...................................................................................................... 12.8%
Communication Services ........................................................................................... 8.4%
Energy ........................................................................................................ 6.9%
Real Estate ..................................................................................................... 2.8%
Other* ......................................................................................................... 2.7%
Other Assets in Excess of Liabilities ................................................................................... 3.2%
100.0%
* Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
ASSETS
Investments, at value (Cost $41,193,608) ....................................................................... $ 44,193,769
Collateral for forward foreign currency exchange contracts .......................................................... 1,020,000
Cash ................................................................................................. 1,379,035
Foreign currency, at value (Cost $13,843) ....................................................................... 13,843
Unrealized appreciation on forward foreign currency exchange contracts ................................................ 23,028
Receivables:
Investments sold ....................................................................................... 107,505
Dividends ............................................................................................ 126,381
Total assets .........................................................................................
46,863,561
LIABILITIES
Accrued expenses and other liabilities –
Investment advisory fees ................................................................................. 27,391
Payables:
Investments purchased .................................................................................. 562,797
Unrealized depreciation on forward foreign currency exchange contracts ................................................ 631,362
Total liabilities ......................................................................................
1,221,550
NET ASSETS ..........................................................................................
$ 45,642,011
NET ASSETS CONSIST OF
Paid-in capital .......................................................................................... $ 42,278,818
Total distributable earnings (loss) ............................................................................ 3,363,193
NET ASSETS ..........................................................................................
$ 45,642,011
NET ASSET VALUE
Shares Outstanding (unlimited shares authorized, no par value): ....................................................... 1,650,000
Net asset value per share: .................................................................................. $ 27.66

Statement of Operations
(Unaudited)

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
For the period
January 23, 2025
(a)
to June 30, 2025
INVESTMENT INCOME
Dividends ........................................................................................... $ 919,484
Foreign taxes withheld .................................................................................. (87,752)
Total investment income ................................................................................
831,732
EXPENSES
Investment advisory fees ................................................................................. 96,953
Total expenses ....................................................................................... 96,953
Net investment income ....................................................................................
734,779
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investment securities sold and foreign currency transactions ...................................................... 186,681
Swap agreements ..................................................................................... 7,559
In-kind redemptions ................................................................................... 41,666
235,906
Net change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations .......................................................... 3,000,842
Forward foreign currency exchange contracts ................................................................. (608,334)
2,392,508
Net realized and unrealized gain (loss) on investments ..............................................................
2,628,414
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ 3,363,193
(a) Commencement of operations.

Statement of Changes in Net Assets

See notes to financial statements.
Pacific NoS Global EM
Equity Active ETF
For the period from
January 23, 2025
(a)
to June 30, 2025
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ............................................................................. $ 734,779
Net realized gain (loss) from investment securities sold, foreign currency transactions, swap agreements , and in kind redemptions ...... 235,906
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and forward foreign currency exchange contracts ................................................................................... 2,392,508
Net change in net assets resulting from operations ................................................................. 3,363,193
CAPITAL TRANSACTIONS
Proceeds from shares issued ................................................................................
43,560,187
Cost of shares redeemed ...................................................................................
(1,281,369)
Change in net assets resulting from capital transactions .............................................................
42,278,818
NET ASSETS
–
Beginning of period ......................................................................................
—
End of period ........................................................................................... $ 45,642,011
SHARE TRANSACTIONS
Issued ................................................................................................ 1,700,000
Redeemed ............................................................................................. (50,000)
Change in Shares ........................................................................................ 1,650,000
(a) Commencement of operations.

See notes to financial statements.
Financial Highlights
(Unaudited)
(for a share outstanding throughout the period)
Net asset value,
beginning of
period
Net
investment
income
(loss)
(a)
Net gain (loss)
on securities
(realized
and
unrealized)
Total from
investment
operations
Net asset value,
end of period
Total
return
at NAV
(b)(c)
Gross
expense
ratio
(d)
Net
expense
ratio
(d)
Net
investment
income
(loss)
ratio
(d)
Net assets,
end of period
(000's)
Portfolio
turnover
rate
(c)(e)
Pacific NoS Global EM Equity Active ETF
January 23, 2025
(f)
to June 30, 2025 $ 24.99 0.64 2.03 2.67 $27.66 10.65% 0.75% 0.75% 5.63% $ 45,642 40%
(a) Per share net investment income (loss) has been calculated using the average shares method.
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.
(f) Commencement of operations.

Notes to Financial Statements
June 30, 2025 (Unaudited)

(1) Organization
The 2023 ETF Series Trust (the "Trust") is an open-end management investment company consisting of multiple investment series.
The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 23, 2023.The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Pacific NoS Global EM Equity Active ETF (the "Fund"). The Fund
is a non-diversified actively-managed exchange-traded fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on January 23, 2025.
Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) Significant Accounting Policies
Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC ("Nasdaq"). Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation Units". Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation
Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized
Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the
National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with
Paralel Distributors LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Investment Valuations
The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the Advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust uses a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Common stocks and exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. The Fund traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
The prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Fund does not price its shares; therefore the value of securities held by the Fund may change on days when the shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
The value of such futures contracts held by the Fund is determined each day as of such exchanges close.
The Fund did not hold any Level 3 investments as of June 30, 2025.
The following table summarizes the Fund's investments, based on their valuation inputs, as of June 30, 2025, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:
B. Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities' gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S.
sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may
Pacific NoS Global EM Equity Active ETF
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
(a)
$44,193,769 $— $— $44,193,769
Total Investments $44,193,769 $— $— $44,193,769
Financial Instruments
Liabilities
Forward Foreign Currency Contracts
(b)
— (608,334) — (608,334)
Total Other Financial Instruments $— $(608,334) $— $(608,334)
(a) Please see the Portfolio of Investments for industry classifications.
(b) Valued at the unrealized appreciation (depreciation) of the investment.

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
The Fund may own shares of ETFs that may invest in real estate investments trusts ("REITs") and master limited partnerships ("MLPs")
which report information on the source of their distributions annually. Distributions received from investments are recorded as realized gain and/or as a reduction to the cost of the ETF.
C. Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.
The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
D. Foreign Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The
Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
E. Derivative Instruments
All open derivative positions at period end are reflected on the Fund's Schedule of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type. The Fund's derivative contracts are not accounted for as hedging instruments under GAAP.
1. Forward Currency Contracts
The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency.
Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the
Fund's Statements of Operations as the "Net change in unrealized appreciation (depreciation) on: Foreign forward currency exchange contracts". When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of
Operations as a "Net realized gain (loss) from: Forward foreign currency exchange contracts". Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Swap Agreements

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

The Fund may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Operations and daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities. The Fund may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the
Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Fund’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “net change in unrealized appreciation (depreciation) on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gain (loss) from swap agreements
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended June 30, 2025 was as follows:
(a) Average amount of Currency Purchased/Sold in USD.
The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025:
(a) Presented on Statement of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Exchange Contracts.
(b) Presented on Statement of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Exchange Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the period ended June 30, 2025.
Total Return
Swaps
Forward
Currency
Contracts
(a)
Pacific NoS Global EM Equity Active ETF $255 $2,025,000
Assets Liabilities
Unrealized
Appreciation on
Forward Foreign
Currency Exchange
Contracts
(a )
Unrealized
Depreciation on
Forward Foreign
Currency Exchange
Contracts
(b )
Currency Rate Risk Exposure:
Pacific NoS Global EM Equity Active ETF $23,028
$631,362

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

( a) Presented on the Statement of Operations as Net Realized Gain (Loss) from: Swap Agreements.
(b) Presented on the Statement of Operations as Net Change in Unrealized Appreciation (Depreciation) on Derivatives: Forward Foreign Currency Exchange Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, the Fund has entered into an
International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a
Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2025, the Fund's derivative assets and liabilities (by type) were as follows:
The following tables present the Fund's derivative assets and liabilities as of June 30, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Realized Gain (Loss)
from:
Swap Agreements
(a)
Equity Risk Exposure:
Pacific NoS Global EM Equity Active ETF $7,559
Change in
Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward Currency
Contracts
(b)
Currency Risk Exposure:
Pacific NoS Global EM Equity Active ETF $(608,334)
Pacific NoS Global EM Equity Active ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$23,028 $631,362
Total derivative assets and liabilities in the Statements of Assets and Liabilities
. . . . . . .
$23,028 $631,362
Derivative asset s and liabilities not subject to a master netting agree ment or similar agreement ( " MNA " )
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$— $—
Total assets and liabilities subject to an MNA
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$23,028 $631,362

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
F. Federal Income Tax
It is the policy of the Fund to qualify and continue to qualify each year as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986 (the "Code") and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.
Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that the tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund's financial statements. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June
30, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
(3) Investment Advisory and Other Contractual Services
A. Investment Advisory Fees
Pacific Capital Partners Limited (the "Advisor") serves as the investment advisor to the Fund pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the
Fund. The Fund pays the Advisor a management fee of 0.75% of its average daily net assets, calculated daily and paid monthly.
North of South Capital LLP serves as the sub-advisor (the "Sub-Advisor") to the Fund. In addition, Foreside Fund Services, LLC
(the "Distributor") serves as the Fund's distributor, and Citibank, N.A. (the "Transfer Agent") serves as the Fund's transfer agent and custodian and also provides administrative services to the Fund.
The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee and any value-added-tax or other sales tax calculated on such fee; interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; fees and expense related to the provision of securities lending services; acquired fund fees and expenses; accrued deferred tax liability; legal fees or expenses in connection with any arbitration,
Counterparty
Derivative
Assets Subject
to an MNA by
Counterparty
Derivatives
Available for
Offset
Noncash
Collateral
Received (a)
Cash Collateral
Received (a)
Net Amount
of Derivative
Assets
Citibank ....................................... $23,028 $(23,028) $— $— $—
$23,028 $(23,028) $— $— $—
Counterparty
Derivative
Liabilities Subject
to an MNA by
Counterparty
Derivatives
Available for
Offset
Noncash
Collateral
Pledged (b)
Cash Collateral
Pledged (b)
Net Amount
of Derivative
Liabilities
Citibank ....................................... $631,362 $(23,028) $— $608,334 $—
$631,362 $(23,028) $— $608,334 $—

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses
(as determined by the Board); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule
12b-1 under the 1940 Act.
B. Administration, Custodian, Transfer Agent and Accounting Services
Citi Fund Services Ohio, Inc. ("Citi") serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement.
Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.
North of South Capital, LLP serves as the sub-advisor (the "Sub-Advisor") to the Fund and receives 50% of the Advisory Fee.
C. Distribution
Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the
Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.
(4) Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2025 were as follows:
Purchases and sales of in-kind transactions for the period ended June 30, 2025 were as follows:
There were no purchases or sales of U.S. government securities during the period ended June 30, 2025.
(5) Capital Share Transactions
Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund's specified universe, and an amount of cash.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Fund incurs to issue or redeem Creation Units. The transaction fees for the Fund, regardless of the number of Creation Units issued or redeemed, are listed below:
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of June
30, 2025, there were no unsettled in-kind capital transactions.
Purchases Sales
Pacific NoS Global EM Equity Active ETF $ 34,988,193 $ 9,273,340
Purchases Sales
Pacific NoS Global EM Equity Active ETF $ 15,639,604 $ 491,054
Fee for In-Kind and Cash
Purchases and Sales
Pacific NoS Global EM Equity Active ETF $500

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

(6) Segment Reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The
President and Chief Executive Officer acts as the Fund’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of
Investments, Statement of Changes in Net Assets and Financial Highlights.
(7) Risk Factors
With all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives.
A description of principal risks is included in the fund’s prospectus under the heading “Principal Risks of Investing in the Fund”.
(8) Subsequent Events
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2025.

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements

See notes to financial statements.
At a meeting held on August 19-20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”)
considered and approved, for an initial two year term, the following agreements (the “Agreements”) with respect to the Pacific NoS
Global EM Equity Active ETF (the “Fund”), a new series of the Trust:
the Investment Advisory Agreement between the Trust and Pacific Capital Partners Limited (“Pacific”), pursuant to which Pacific will provide advisory services to the Fund; and
the Investment Sub-Advisory Agreement between Pacific and North of South Capital LLP (“NoS”) pursuant to which NoS will provide sub-advisory services to the Fund.
The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment
Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and Pacific and NoS, the Fund’s investment adviser and sub-adviser, respectively, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of Pacific and NoS at the Meeting, during which the Independent Trustees and the Pacific and NoS representatives discussed the materials that had been provided as well as other related matters concerning the Fund. In determining whether to approve the Agreements, the
Board considered various factors, including (i) the nature, extent and quality of services to be provided by Pacific and NoS to the Fund;
(ii) the investment objective and strategy for the Fund and, because the Fund is new and therefore has no performance record, how the
Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by Pacific and NoS from providing advisory and sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by Pacific and NoS, which the Board noted are affiliates through Pacific’s ownership interest in NoS. The Board reviewed the Agreements and both Pacific’s and NoS’s anticipated responsibilities with respect to providing investment advisory and sub-advisory services to the Fund. The Board noted that (i) Pacific’s responsibilities include providing a continuous investment program for the Fund, overseeing the activities of NoS, including regular review of NoS’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Fund; and
(ii) NoS’s responsibilities include portfolio management, including evaluating and selecting investments for the Fund, trading portfolio securities and other investment instruments on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of Pacific and oversight of the Board.
The Board considered the background, sophistication and experience of Pacific’s and NoS’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered Pacific’s and NoS’s extensive administrative and compliance infrastructures. The Board appreciated the fact that both Pacific and NoS have deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.
The Board considered Pacific’s and NoS’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about Pacific’s and NoS’s overall investment management businesses, including the financial resources available to them needed to deliver high quality advisory and sub-advisory services to the Fund.
Investment Performance
Because the Fund is new and had not yet commenced operations, the Board noted that there was no historical performance record to consider. The Board discussed with representatives of Pacific and NoS the proposed portfolio management team and the investment strategy to be employed in the management of the Fund’s assets. The Board considered Pacific’s and NoS’s reputations and experience, including their experience managing other accounts.
Fees Charged to Comparable Funds
The Board reviewed the advisory fee to be paid by the Fund to Pacific and the sub-advisory fee to be paid by Pacific to NoS for

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements — continued
their respective services to be provided to the Fund under the Agreements. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted
that, under the Agreements, Pacific is responsible for compensating the Fund’s other service providers, including NoS, and paying the
Fund’s other expenses out of its own fee and resources.
Profitability and Economies of Scale
The Board considered information concerning the anticipated profitability of Pacific and NoS from managing the Fund. The Board appreciated that, because the Fund is new, information concerning Pacific’s and NoS’s profitability with respect to the Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate each of Pacific’s and NoS’s profitability from managing the Fund after the Fund commences operations and Pacific and Nos begin receiving their respective fees. The Board also considered whether economies of scale or other efficiencies might result as the
Fund’s assets grow. As the Fund had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by Pacific by structuring its advisory fee as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.
Other Benefits
The Board considered other benefits that might be derived by Pacific and NoS from their relationship with the Fund. The Board noted
that NoS has the ability to realize soft dollar benefits from its relationship with the Fund. The Board also considered the potential benefits flowing to Pacific and NoS from sponsoring for the first time an exchange-traded fund.
Conclusion
After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreements, that the nature, extent and quality of services to be provided supported its approval of the Agreements and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate.
No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

 (b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 2023 ETF Series Trust

By (Signature and Title)                                      /s/  Eric W. Falkeis
Eric W. Falkeis, President

Date________________________________________9/3/2025___________________________________   ____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                                                             /s/  Eric W. Falkeis
Eric W. Falkeis, President

Date______________________________________________________9/3/2025_________________________________________

By (Signature and Title)                                                                               /s/ Michael Minella
Michael Minella, Treasurer

Date______________________________________________9/3/2025_________________________________________________